Net finance costs - Summary of net finance cost (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net finance costs
Interest on short-term bank loans, overdrafts and commercial paper	£ (31)	£ (19)	£ (11)
Interest on term debt	(263)	(157)	(106)
Interest on lease liabilities	(6)	(6)	(8)
Total borrowing costs	(300)	(182)	(125)
Losses on loans and derivatives not designated as hedges	(20)	(9)	(16)
Fair value losses on designated fair value hedge relationships	(2)	(9)
Net financing charge on defined benefit pension schemes	(1)	(5)	(9)
Finance costs	(323)	(205)	(150)
Interest on bank deposits	8	4	1
Fair value gains on designated fair value hedge relationships			7
Finance income	8	4	8
Net finance costs	£ (315)	£ (201)	£ (142)